Share Based Compensation - Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share Based Compensation
Equity-settled plans	$ 16	$ 17
Cash-settled plans	413	484
Total share-based compensation expense	$ 429	$ 501